Fair Value Measurements (Tables)	11 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Financial Assets And Liabilities Measurement on Recurring Basis
The Company’s financial assets and liabilities subject to fair value measurement on a recurring basis and the level of inputs used for such measurements were as follows:

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets included in:
Cash and cash equivalents
Money market securities	$101,004,331	$—	$—	$101,004,331

	$101,004,331	$—	$—	$101,004,331

Liabilities included in:
Warrant liability	$—	$—	$136,800	$136,800

	$—	$—	$136,800	$136,800

Summary of Assumptions Utilized in Valuations of Private Placement Warrants	The following table presents significant assumptions utilized in the valuations of the Private Placement Warrants as of the dates indicated:

	August 26, 2021	December 31, 2021
Risk-free rate	0.84%	1.20%
Dividend yield rate	0.00%	0.00%
Volatility	21.6%	58.8%
Contractual term (in years)	5.00	4.65
Exercise price	$11.50	$11.50

Summary of Change in the Fair Value of the Private Placement Warrants
The following table presents changes in the fair value of the Private Placement Warrants for the eleven months ended December 31, 2021:

Balance, February 1, 2021	$—
Assumed in Business Combination	261,060
Change in fair value	(124,260)

Balance, December 31, 2021	$136,800